Non-current assets held for sale and discontinued operations (Tables) - Discontinued operations: Unimos Shanghai [member]	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Cash Flow Information of Discontinued Operations
b)	The cash flow information of the discontinued operations is as follows:

2017
NT$000
Net cash used in operating activities	(109,079)
Net cash used in investing activities	(272,925)
Net cash generated from financing activities	461,312
Effect of foreign exchange rate changes	(19,874)

Net increase in cash and cash equivalents	59,434

Cumulative Income or Expense Recognized in Other Comprehensive Income Relating to Disposal Group Classified as Held for Sale
c)	Cumulative income or expense recognized in other comprehensive income relating to disposal group classified as held for sale:

2017
NT$000
Exchange differences on translation of foreign operations	(287,645)

Results of Discontinued Operations
d)	The results of discontinued operations are as follows:

2017
NT$000
Revenue	227,095
Cost of revenue	(195,078)
Operating expenses	(58,840)
Other operating income (expenses), net	1,429
Non-operating income (expenses), net	(2,887)

Loss from discontinued operations before income tax	(28,281)
Income tax expense	—

Loss from discontinued operations after income tax	(28,281)
Gain on disposal of discontinued operations	1,843,234

Profit from discontinued operations	1,814,953